SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2019
Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Motor Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Motor Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives